Related Party Balances and Transactions (Details) - Schedule of related parties transaction - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total loan receivables	$ 2,245,200	$ 4,119,064	$ 3,378,706
Total other related parties’ payables	350,320	688,371	403,690
Total related parties’ transactions	80,294	147,432	181,664
Hangzhou Yuao Investment Management Partnership [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total loan receivables			1,328,613
Total other related parties’ payables		7,603
Total related parties’ transactions		30,527	103,919
Hangzhou Yuao Venture Capital Co., Ltd [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total loan receivables	2,245,200	2,273,636	2,050,093
Total related parties’ transactions	80,294	97,945	77,745
Guo Ronghong Business Factoring Shenzhen Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total loan receivables		1,845,428
Total related parties’ transactions		15,374
Mr. Hongyu Zhang [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total other related parties’ payables			8,100
HangZhou TianQi Network Technology Co. Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total other related parties’ payables	46,696	45,169	41,766
Hangzhou Qianlu Information Technology Co. Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total other related parties’ payables		25,247	353,824
Total related parties’ transactions		3,586
Mr. Limin Liu [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total other related parties’ payables		610,352
Zhejiang Getai Curtain Wall Decoration Engineering Co., Ltd. [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total other related parties’ payables	205,070
Mangyue Sun [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total other related parties’ payables	23,662
Fang Qin [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total other related parties’ payables	47,324
Derivative products entered with Antalpha Technologies Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total related parties’ transactions	8,735,145
Derivative products expired to Antalpha Technologies Limited [Member]
Related Party Balances and Transactions (Details) - Schedule of related parties transaction [Line Items]
Total related parties’ transactions	$ 2,533,106